Stockholders' Equity	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stockholders' Equity

14.    Stockholders’ Equity

Dividends

Under the Japanese Corporate Law (the “Law”), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2014, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company’s books of account were ¥114,654 million.

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2013 and 2014:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2012	4,879,848	¥11,246
Acquisition through purchase of odd-lot shares	3,409	6
Sell upon request for purchase of odd-lot shares	(1,317)	(2)

Balance at March 31, 2013	4,881,940	¥11,250
Acquisition through purchase of odd-lot shares	6,036	15
Sell upon request for purchase of odd-lot shares	(297)	(1)

Balance at March 31, 2014	4,887,679	¥11,264